Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (612)	₩ 260,584
Consolidated statements of operations	(72,124)	(199,527)	₩ 15,016
Other comprehensive income	77,103	(61,669)
Ending	4,367	(612)	260,584
Deferred tax liabilities derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(10,898)
Consolidated statements of operations	10,055	(10,250)
Other comprehensive income		(648)
Ending	(843)	(10,898)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(108,191)	(93,604)
Consolidated statements of operations	(64,553)	(14,622)
Other comprehensive income	(8,820)	35
Ending	(181,564)	(108,191)	(93,604)
Deferred tax liabilities depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(11,606)	(424)
Consolidated statements of operations	7,431	(11,182)
Ending	(4,175)	(11,606)	(424)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(313,121)	(313,184)
Consolidated statements of operations	1,203	63
Ending	(311,918)	(313,121)	(313,184)
Deferred tax liabilities deposits for severance benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(496,853)	(398,982)
Consolidated statements of operations	(26,419)	(99,126)
Other comprehensive income	2,015	1,255
Ending	(521,257)	(496,853)	(398,982)
Deferred tax liabilities accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,541)	(1,558)
Consolidated statements of operations	(212)	17
Ending	(1,753)	(1,541)	(1,558)
Deferred tax liabilities reserve for technology and human resource development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(204)	(204)
Ending	(204)	(204)	(204)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(523,150)	(284,255)
Consolidated statements of operations	53,797	(238,725)
Other comprehensive income	0	(170)
Ending	(469,353)	(523,150)	(284,255)
Deferred tax derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		8,341
Consolidated statements of operations		(850)
Other comprehensive income		(7,491)
Ending			8,341
Deferred tax assets provision for impairment or trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	84,071	99,887
Consolidated statements of operations	4,994	(15,816)
Ending	89,065	84,071	99,887
Deferred tax assets inventory valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	23	121
Consolidated statements of operations	(259)	(98)
Ending	(236)	23	121
Deferred tax assets contribution for construction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	16,154	16,800
Consolidated statements of operations	246	(646)
Ending	16,400	16,154	16,800
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	32,824	36,178
Consolidated statements of operations	1,198	(3,354)
Ending	34,022	32,824	36,178
Deferred tax assets property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	228,655	230,278
Consolidated statements of operations	(1,695)	(1,623)
Ending	226,960	228,655	230,278
Deferred Tax assets assets retirement obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	29,016	24,532
Consolidated statements of operations	(883)	4,484
Ending	28,133	29,016	24,532
Deferred tax assets withholding of facilities expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	6,183	6,609
Consolidated statements of operations	(436)	(426)
Ending	5,747	6,183	6,609
Deferred tax assets deduction of installment receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	48	42
Consolidated statements of operations	(20)	6
Ending	28	48	42
Deferred tax assets gain or loss foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,677	10,672
Consolidated statements of operations	(20,539)	10,005
Ending	138	20,677	10,672
Deferred tax assets deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	35,800	39,641
Consolidated statements of operations	7,230	(3,841)
Ending	43,030	35,800	39,641
Deferred tax assets real-estate sales [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	13,685	21,728
Consolidated statements of operations	(13,685)	(8,043)
Ending		13,685	21,728
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	708,437	537,209
Consolidated statements of operations	(123,798)	174,177
Other comprehensive income	948	(2,949)
Ending	585,587	708,437	537,209
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,905,480	1,673,777
Consolidated statements of operations	(20,492)	235,361
Other comprehensive income	6,274	(3,658)
Ending	1,891,262	1,905,480	1,673,777
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	569,471	513,842
Consolidated statements of operations	13,707	48,847
Other comprehensive income	15,186	6,782
Ending	598,364	569,471	513,842
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	128,245	102,898
Consolidated statements of operations	16,686	25,347
Ending	144,931	128,245	102,898
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(53,750)	(11,505)
Consolidated statements of operations	(112,794)	(42,245)
Ending	(166,544)	(53,750)	(11,505)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(323)	(661)
Consolidated statements of operations	(304)	338
Ending	(627)	(323)	(661)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(103,837)	(41,798)
Consolidated statements of operations	(4,420)	(3,556)
Other comprehensive income	77,634	(58,483)
Ending	(30,623)	(103,837)	(41,798)
Deferred tax assets unsettled expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	160,436	127,897
Consolidated statements of operations	(24,358)	32,539
Ending	136,078	160,436	127,897
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(128,857)	157,686
Consolidated statements of operations	(88,810)	(224,874)
Other comprehensive income	77,103	(61,669)
Ending	(140,564)	(128,857)	157,686
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,034,337)	(1,516,091)
Consolidated statements of operations	(68,318)	(460,235)
Other comprehensive income	70,829	(58,011)
Ending	(2,031,826)	(2,034,337)	(1,516,091)
Deferred Tax Liabilities Contract Cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(410,863)	(369,916)
Consolidated statements of operations	67,898	(40,947)
Ending	(342,965)	₩ (410,863)	₩ (369,916)
Deferred Tax Assets Derivative instrument [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Consolidated statements of operations	40,342
Other comprehensive income	(9,860)
Ending	30,482
Deferred Tax Assets Contract Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Consolidated statements of operations	97,464
Ending	₩ 97,464